Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2022
Financial Risk Management [Abstract]
Schedule of expected credit loss
Credit rating	Basis of categorization	Provision for expected credit loss
Low credit risk	Cash and cash equivalents, trade receivables, and other financial assets	12 month expected credit loss
Moderate credit risk	Trade receivables and other financial assets	Lifetime expected credit loss, or 12 month expected credit loss
High credit risk	Trade receivables and other financial assets	Lifetime expected credit loss, or fully provided for

Schedule of profit and loss and other comprehensive income
Credit rating	Basis of categorization	As of 31 March 2022	As of 31 March 2021
Low credit risk	Cash and cash equivalents	$8,758	$26,142
Low credit risk	Other financial assets	$330	$59,801
Moderate credit risk	Trade receivables	$-	$395,585
Moderate credit risk	Other receivables	$50,939,090	$35,572,982

Schedule of profit and loss and other comprehensive income
Asset class	Estimated gross carrying amount at default	Expected probability of default	Expected credit losses	As of March 31, 2022
Cash and cash equivalents	$8,758	0.00%	—	$8,758
Other financial assets	$330	0.00%	—	$330

Asset class	Estimated gross carrying amount at default	Expected probability of default	Expected credit losses	As of March 31, 2021
Cash and cash equivalents	$26,142	0.00%	—	$26,142
Other financial assets	$59,801	0.00%	—	$59,801

Schedule of expected credit losses on trade receivables
Asset class	Current	0-30 days past due	31-90 days past due	91-182 days past due	183-365 days past due	366-730 days past due	More than 730 days past due	As of 31 March 2022
Gross carrying amount trade receivables	$—	—	—	—	—	—	—	$—
Gross carrying amount other receivables	$50,939,090	—	—	—	—	—	—	$50,939,090
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	—
Loss allowance provision	—	—	—	—	—	—	—	—
Carrying amount trade and other receivables (net of impairment)	$50,939,090	—	—	—	—	—	—	$50,939,090

Asset class	Current	0-30 days past due	31-90 days past due	91-182 days past due	183-365 days past due	366-730 days past due	More than 730 days past due	As of 31 March 2021
Gross carrying amount trade receivables	$395,585	—	—	—	—	—	—	$395,585
Gross carrying amount other receivables	$35,572,982	—	—	—	—	—	—	$35,572,982
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	—
Loss allowance provision	—	—	—	—	—	—	—	—
Carrying amount trade and other receivables (net of impairment)	$35,968,567	—	—	—	—	—	—	$35,968,567

Schedule of financial liabilities based on their contractual maturities
Liability class	Less than 1 year	1 – 2 years	2 – 3 years	More than 3 years	Total as of March 31, 2022
Borrowings	$1,038,155	—	—	—	$1,038,155
Trade payables	941,162	—	—	—	941,162
Other financial liabilities	1,510,240	—	—	—	1,510,240
Other current liabilities	7,998,305				7,998,305
Customer Acquisition Payable	29,146,665	29,146,665	—	—	58,293,330
Total	$40,634,527	$29,146,665	$—	$—	$69,781,192

Liability class	Less than 1 year	1 – 2 years	2 – 3 years	More than 3 years	Total as of March 31, 2021
Borrowings	$1,456,131	—	—	—	$1,456,131
Trade payables	876,154	—	—	—	876,154
Other financial liabilities	565,028	—	—	—	565,028
Security deposits payable	36,089	—	—	—	36,089
Other current liabilities	5,629,150				5,629,150
Customer Acquisition Payable	30,223,965	15,111,983	15,111,982	—	60,447,930
Total	$38,786,517	$15,111,983	$15,111,982	$—	$69,010,482